Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	0
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	20,000,000
Common stock, shares issued	13,858,689	13,228,689	3,375,000
Common stock, shares outstanding	13,858,689	13,228,689	3,375,000